Combined and Consolidated Statements of Changes in Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2020			¥ 1,193,857		¥ (56,046)	¥ (618)	¥ 1,137,193
Net loss					(244,827)		(244,827)
Foreign currency translation						9,083	9,083
Issuance of ordinary shares in connection with the 2021 Reorganization	¥ 19	¥ 40	(59)	¥ (310,227)			(310,227)
Issuance of ordinary shares in connection with the 2021 Reorganization (in shares) | shares	30,033,379	62,834,548
Reclassification of ordinary shares to redeemable shares		¥ (20)	(1,193,798)		(1,862,599)		(3,056,417)
Reclassification of ordinary shares to redeemable shares (in shares) | shares		(31,884,847)
Share-based compensation			54,283				54,283
Accretion in redemption value of redeemable shares			(54,283)		(25,475)		(79,758)
Balance as of ending at Dec. 31, 2021	¥ 19	¥ 20		(310,227)	(2,188,947)	8,465	(2,490,670)
Balance as of ending (in shares) at Dec. 31, 2021 | shares	30,033,379	30,949,701
Net loss					(300,765)		(300,765)
Foreign currency translation						(12,073)	(12,073)
Share-based compensation			104,750				104,750
Accretion in redemption value of redeemable shares			(104,750)		(341,669)		(446,419)
Balance as of ending at Dec. 31, 2022	¥ 19	¥ 20		(310,227)	(2,831,381)	(3,608)	(3,145,177)
Balance as of ending (in shares) at Dec. 31, 2022 | shares	30,033,379	30,949,701
Net loss					(475,968)		(475,968)	$ (67,039)
Foreign currency translation						42,048	42,048	5,922
Share-based compensation			233,958				233,958
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance cost of RMB 117,774		¥ 7	1,193,290				1,193,297
Issuance of ordinary shares for initial public offering ("IPO"), net of issuance cost of RMB 117,774 (in shares) | shares		10,125,118
Reclassification of redeemable shares to ordinary shares upon IPO		¥ 39	5,986,871				5,986,910
Reclassification of redeemable shares to ordinary shares upon IPO (in shares) | shares		54,551,513
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units		¥ 1	9,743				9,744
Issuance of ordinary shares upon the exercise of share options and vesting of restricted share units (in shares) | shares		1,368,778
Settlement of subscription receivables in connection the 2021 reorganization				17,506			17,506
Balance as of ending at Dec. 31, 2023	¥ 19	¥ 67	¥ 7,423,862	¥ (292,721)	¥ (3,307,349)	¥ 38,440	¥ 3,862,318	$ 543,996
Balance as of ending (in shares) at Dec. 31, 2023 | shares	30,033,379	96,995,110